Employee benefits and share-based payments (Tables)	12 Months Ended
Jun. 30, 2025
Employee benefits and share-based payments
Schedule of movements in the number of matching shares outstanding
	06.30.2025	06.30.2024	06.30.2023
At the beginning	1,671,877	1,773,528	1,865,505
Delivered	(57,475)	(101,651)	(91,977)
At the end	1,614,402	1,671,877	1,773,528